Unaudited Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common stock	Additional Paid-in Capital	(Accumulated deficit) retained earnings	Accumulated other comprehensive loss
Common shares outstanding at Dec. 31, 2012		195,463,955
Stockholders' Equity (Deficit) at Dec. 31, 2012	$ (270,868)	$ 1,954	$ 52,282	$ (327,104)
Other comprehensive income	0
Exercise of stock options (shares)		256,939
Exercise of stock options	127	$ 3	124
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	1,420		1,420
Net income	78,236			78,236
Common shares outstanding at Dec. 31, 2013		195,720,894
Stockholders' Equity (Deficit) at Dec. 31, 2013	(191,085)	$ 1,957	55,826	(248,868)
Other comprehensive income	0
Exercise of stock options (shares)		22,260
Exercise of stock options	37		37
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	1,820		1,820
Net income	$ 101,931			101,931
Common shares outstanding at Dec. 31, 2014	195,743,154	195,743,154
Stockholders' Equity (Deficit) at Dec. 31, 2014	$ (87,297)	$ 1,957	57,683	(146,937)
Other comprehensive income	$ (31)				$ (31)
Exercise of stock options (shares)	396,010	396,010
Exercise of stock options	$ 2,251	$ 5	2,246
Income tax benefit from exercise of stock options	1,536		1,536
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		46,750
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	935		935
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		30,682
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	614		614
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	1,885		1,885
Net income	$ 89,388			89,388
Common shares outstanding at Dec. 31, 2015	196,216,596	196,216,596
Stockholders' Equity (Deficit) at Dec. 31, 2015	$ 9,281	$ 1,962	64,899	(57,549)	(31)
Other comprehensive income	$ 28				28
Exercise of stock options (shares)	4,700	4,700
Exercise of stock options	$ 61		61
Income tax benefit from exercise of stock options	3		3
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	447		447
Net income	$ 37,333			37,333
Common shares outstanding at Mar. 31, 2016	196,221,296	196,221,296
Stockholders' Equity (Deficit) at Mar. 31, 2016	$ 47,153	$ 1,962	$ 65,410	$ (20,216)	$ (3)